Segment Information - Additional Information (Detail) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) Segment	Jun. 30, 2024 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | Segment			5
Revenue	$ 1,785	$ 1,740	$ 3,685	$ 3,625
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	$ 5	$ 7	$ 11	$ 12